Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000204431
Shareholder Report [Line Items]
Fund Name	Anfield Universal Fixed Income ETF
Trading Symbol	AFIF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Anfield Universal Fixed Income ETF for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/anfield-universal-fixed-income-etf/?cb=2099. You can also request this information by contacting us at 1-866-866-4848.
Additional Information Phone Number	1-866-866-4848
Additional Information Website	https://regentsparkfunds.com/our-funds/anfield-universal-fixed-income-etf/?cb=2099
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$107	2.09%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.09%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 years	Since Inception (September 17, 2018)
Anfield Universal Fixed Income ETF - NAV	3.07%	6.57%	2.46%	2.06%
United States SOFR Secured Overnight Financing Rate Compound Ind	2.49%	5.28%	2.55%	2.47%
Bloomberg U.S. Aggregate 1-3 year Index (USD)	2.20%	4.45%	1.51%	2.10%
Bloomberg U.S. Aggregate Bond Index	0.18%	2.07%	-0.60%	1.39%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Sep. 17, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 122,119,676
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 403,629
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$122,119,676
Number of Portfolio Holdings	300
Advisory Fee	$403,629
Portfolio Turnover	34%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	16.0%
Collateralized Mortgage Obligations	7.2%
Corporate Bonds	54.7%
Preferred Stock	6.7%
Term Loans	12.1%
U.S. Government & Agencies	3.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.4%
Cmo	0.0%
Communications	0.1%
Energy	1.6%
Technology	1.8%
Clo	2.4%
Real Estate	3.0%
Health Care	3.1%
U.S. Treasury Obligations	3.3%
Utilities	4.1%
CMO	7.0%
Industrials	7.3%
CLO	13.2%
Consumer Discretionary	22.4%
Financials	28.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	3.3%
Electricite de France S.A.	1.8%
OZLM XXIV Ltd., C2	1.8%
Bain Capital Specialty Finance, Inc.	1.7%
CARLYLE US CLO 2018-2 Ltd., C	1.7%
Apidos CLO XV, DRR	1.7%
Air Canada	1.7%
Mountain View CLO IX Ltd., CR	1.6%
Venture XV CLO Ltd., DR2	1.6%
Energy Transfer, L.P.	1.6%